CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 241.0	$ 4,231.0
Accounts receivable	702.0	586.0
Prepaid expense and other current assets	123.0	164.0
Other Assets:
Regulatory assets	$ 2,117.0	$ 1,967.0
Shareholders’ Equity:
Cumulative preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Cumulative preferred stock authorized (in shares)	20,000,000	20,000,000
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	1,000,000,000	1,000,000,000
Common stock outstanding (in shares)	502,242,061	501,197,784
CenterPoint Energy Houston Electric, LLC
Current Assets:
Cash and cash equivalents	$ 216.0	$ 335.0
Prepaid expense and other current assets	49.0	61.0
Other Assets:
Regulatory assets	915.0	1,124.0
CenterPoint Energy Resources Corp.
Current Assets:
Cash and cash equivalents	2.0	14.0
Bad debt reserve	15.0	14.0
Accounts receivable	322.0	290.0
Prepaid expense and other current assets	9.0	87.0
Other Assets:
Regulatory assets	$ 191.0	$ 181.0
Cumulative Preferred Stock [Member]
Shareholders’ Equity:
Cumulative preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Cumulative preferred stock authorized (in shares)	20,000,000	20,000,000
Series A Preferred Stock [Member]
Shareholders’ Equity:
Cumulative preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference, Value	$ 800.0	$ 800.0
Cumulative preferred stock outstanding (in shares)	800,000	800,000
Series B Preferred Stock [Member]
Shareholders’ Equity:
Cumulative preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference, Value	$ 977.5	$ 977.5
Cumulative preferred stock outstanding (in shares)	977,500	977,500
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets:
Cash and cash equivalents	$ 216.0	$ 335.0
Bad debt reserve	21.0	15.0
Accounts receivable	26.0	56.0
Prepaid expense and other current assets	19.0	34.0
Other Assets:
Regulatory assets	788.0	1,059.0
Variable Interest Entity, Primary Beneficiary [Member] | CenterPoint Energy Houston Electric, LLC
Current Assets:
Cash and cash equivalents	216.0	335.0
Bad debt reserve	1.0	1.0
Accounts receivable	26.0	56.0
Prepaid expense and other current assets	19.0	34.0
Other Assets:
Regulatory assets	$ 788.0	$ 1,059.0